Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Oct. 07, 2025
C000264340 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,943	$ 10,614	$ 10,305	$ 10,104	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,259	$ 10,806	$ 10,371	$ 10,192	$ 10,000